RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Advances from related party			$ 48,083
Repayments of Related Party Debt			$ 48,083
Officer [Member] | Two Notes [Member]
Related Party Transaction [Line Items]
Payment of principal amount	$ 40,000
Original issue discount	10,000
Repayments of Related Party Debt	$ 40,000